RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of related party transactions

(a)Significant transactions with related parties

	For the Years Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Services and sales to related parties
Investees	2,511	18,811	32,707
Total	2,511	18,811	32,707
Loans advanced to the related parties
Junjie Zhang	20,000	—	—
Xianggui Peng	7,000	—	—
Peibang Gong	5,000	—	—
Jiangmen Pengjiang District Yu Sheng Beverage Plant	2,000	—	—
Total	34,000	—	—
Share-based compensation related to ordinary shares exchanged for preferred shares (Note 16)
Partea Ltd	4,237	—	—
TasTea Ltd	1,633	—	—
TEALATTE Ltd	1,120	—	—
Total	6,990	—	—
Repayment of the loans advanced to the related parties
Junjie Zhang	24,000	—	—
Xianggui Peng	7,000	—	—
Peibang Gong	5,000	—	—
Jiangmen Pengjiang District Yu Sheng Beverage Plant	2,000	—	—
Total	38,000	—	—
Bridge loans to shareholders related to Restructuring
XVC Group	138,000	—	—
Qiushi Chenxing	117,000	—	—
Fosun Group	50,000	—	—
Total	305,000	—	—
Repayment of bridge loans to shareholders related to Restructuring
XVC Group	138,000	—	—
Qiushi Chenxing	117,000	—	—
Fosun Group	50,000	—	—
Total	305,000	—	—

(b)Balances with related parties

	As of December 31,
	2024	2025
	RMB	RMB
Amounts due from related parties
Investees	1,547	2,085
Total	1,547	2,085